Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment.
Schedule of detailed information about property, plant and equipment

			Furniture
		Dry	and	Right-of-use
	Vessels	docking	fixtures	assets	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
Cost
At 1 January 2025	2,936,835	63,116	1,102	470,514	3,471,567
Additions	133,050	49,096	149	59,634	241,929
Modifications	—	—	—	72,361	72,361
Disposals	(74,989)	(2,871)	—	(249,083)	(326,943)
Write off on completion of dry docking costs	—	(17,996)	—	—	(17,996)
At 31 December 2025	2,994,896	91,345	1,251	353,426	3,440,918
Accumulated depreciation and impairment charge
At 1 January 2025	583,545	34,585	748	254,242	873,120
Depreciation	141,707	20,767	70	93,017	255,561
Disposals	(40,417)	(1,915)	—	(110,575)	(152,907)
Write off on completion of dry docking costs	—	(17,996)	—	—	(17,996)
At 31 December 2025	684,835	35,441	818	236,684	957,778
Net book value
At 31 December 2025	2,310,061	55,904	433	116,742	2,483,140

			Furniture
		Dry	and	Right-of-use
	Vessels	docking	fixtures	assets	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
Cost
At 1 January 2024	1,932,413	52,074	910	325,883	2,311,280
Additions	1,049,295	14,332	192	68,177	1,131,996
Disposals	—	—	—	(15,186)	(15,186)
Lease remeasurement	—	—	—	91,640	91,640
Reclassified to assets held-for-sale (note 13)	(44,873)	(1,725)	—	—	(46,598)
Write off on completion of dry docking costs	—	(1,565)	—	—	(1,565)
At 31 December 2024	2,936,835	63,116	1,102	470,514	3,471,567
Accumulated depreciation and impairment charge
At 1 January 2024	503,740	23,661	633	174,099	702,133
Depreciation	91,924	13,970	115	95,329	201,338
Disposals	—	—	—	(15,186)	(15,186)
Reclassified to assets held-for-sale (note 13)	(12,119)	(1,481)	—	—	(13,600)
Write off on completion of dry docking costs	—	(1,565)	—	—	(1,565)
At 31 December 2024	583,545	34,585	748	254,242	873,120
Net book value
At 31 December 2024	2,353,290	28,531	354	216,272	2,598,447

(a)	Vessels with an aggregate carrying amount of US$1,423 million as at 31 December 2025 (2024: US$1,091 million) are pledged as security on borrowings (note 17).
(b)

In 2024, the Group acquired 12 vessels for aggregate consideration of US$1,050 million which comprised US$588.3 million cash payment, net of US$129.1 million amount of borrowings novated from the seller, and US$332.6 million settled via the issuance of the Company’s equity shares to the seller.